Right of Use Asset	12 Months Ended
Dec. 31, 2025
Right of Use Asset
Right of Use Asset	7.Right of Use Asset

Premises
$
December 31, 2024	—
Additions	77,684
Amortization	(24,101)
December 31, 2025	53,583